Related Party Transactions Related Party Transactions Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 3	$ 2	$ 3
Hamlet Holdings LLC [Member] | Majority Shareholder [Member] | Reimbursement to Counterparty [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	34	6	20
Horseshoe Casino Baltimore [Member] | Equity Method Investee [Member] | Reimbursement to Counterparty [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	16	0	0
Horseshoe Casino Baltimore [Member] | Equity Method Investee [Member] | Management Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	3	0	0
CEOC LLC [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	9	14	12
CEOC LLC [Member] | Affiliated Entity [Member] | Management Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	33	45	40
CEOC LLC [Member] | Affiliated Entity [Member] | Shared Services Allocation to Related Party [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	312	368	355
CEOC LLC [Member] | Affiliated Entity [Member] | Shared Services Allocation from Related Party [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	71	148	117
CEOC LLC [Member] | Affiliated Entity [Member] | Lease Agreements [Member]
Related Party Transaction [Line Items]
Operating Leases, Future Minimum Payments Receivable, Current	35
Revenue from Related Parties	$ 26	$ 35	$ 34